Premises and Equipment, Net (Future minimum payments under non-cancelable operating leases) (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2016 USD ($) lease_agreement	Dec. 31, 2015 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2013		$ 406,845
2014		303,874
2015		295,303
2016		295,303
2017		295,303
Thereafter		1,365,438
Total Future Minimum Payments		2,962,066
Total rental expense	$ 424,000	$ 399,000	$ 417,000
Number of operating lease agreements | lease_agreement		5
Monthly rent expense		$ 7,900
Lease One [Member]
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Monthly rent expense		$ 6,800
Operating lease renewal option		30 years
Lease Two [Member]
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Monthly rent expense		$ 800
Operating lease renewal option		10 years
Lease Three [Member]
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Monthly rent expense		$ 8,600
Operating lease renewal option		45 years
Lease Four [Member]
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Monthly rent expense		$ 10,000
Operating lease renewal option		20 years